RESTRUCTURING COST (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring plan

The restructuring plan has a material impact on the company's financial statements for the year 2021 as follows:

Restructuring Items	December 31, 2021

Balance sheet
Provision for employee’s termination expenses	$657
Investment in building and infrastructures	$2,382
Investment in machineries (**)	$3,478
Total	$6,517

Profit and loss
Restructuring expenses, net
Employee’s termination cost	$686
Restructuring income from lease modification	$(1,315)
Restructuring expenses from asset’s impairment	$1,800
Other restructuring expenses	$584
Cost of sales
Acceleration of assets depreciation expenses	$1,200
Total	$2,955

* Net cash used in operating activity for restructuring expenses in 2021 was $580.

** Investment in machineries were offset by a grant of $1.2 million received from the State Of Oklahoma as part of a larger incentive plan granted to TAT. As part of this plan TAT Limco will be entitled to several incentives including additional grants, tax exempt and incentives and support in employee's salaries over the next 10 years.